Provisions	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Provisions [Text Block]

13. Provisions

(a) Legal provision

In 2019, a services provider of the AGM filed a dispute with an arbitration tribunal alleging the AGM breached the terms of a services agreement and claimed approximately $25.0 million in damages. The arbitrator ruled in favour of the AGM that there had not been a breach of any terms of the contract yet made an award to the counterparty of approximately $13.0 million plus interest for services rendered. The AGM, consistent with the arbitration ruling, maintains the view that there was no breach of contract, and all contractual amounts were paid as due. The AGM therefore is undertaking an appeals process in the Court of Appeal in Ghana. A provision of $7.0 million has been recorded as of December 31, 2024 (December 31, 2023 - $7.0 million), which represents management's best estimate to settle the claim. While the Company cannot reasonably predict the ultimate outcome of these actions, and inherent uncertainties exist in predicting such outcomes, the Company believes the estimated provision is reasonable based on the information currently available.

(b) Asset retirement provisions

The following table shows the movement in asset retirement provisions of the Company for the year ended December 31, 2024:

	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	‐	‐
Assumed in Acquisition (note 6)	53,537	‐
Change in estimate, post‐acquisition	8,360	-
Accretion expense	2,246	‐
Change in estimate	2,268	‐
Reclamation undertaken during the year	(351)	‐
Total asset retirement provisions, end of year	66,060	-

The asset retirement provisions consist of reclamation and closure costs for the AGM's mining properties. Reclamation and closure activities include land rehabilitation, dismantling of buildings and mine facilities, ongoing care and maintenance and other costs.

As at December 31, 2024, the AGM's reclamation cost estimates were discounted using a long‐term risk‐free discount rate of 4.5%. $8.4 million of the change in estimate during the year was due to measuring the asset retirement provisions in accordance with IAS 37, Provisions, Contingent Liabilities and Contingent Assets post-acquisition rather than in accordance with IFRS 3, Business Combinations, which requires a market-based discount rate to be applied to estimated reclamation and closure costs in the purchase price accounting.